Agility Multi-Asset Income Fund

Schedule of Investments

As of December 31, 2025 (Unaudited)

Strategy	Investments	Original Acquisition Date	Shares	Cost	Fair Value
	Private Investment Funds[1] - 15.68%
	Fixed Income - 14.43%
	Melody Special Situations Offshore Credit Fund L.P.*	11/1/2017	N/A	4,170,404	1,407,979
	Reinsurance - 1.25%
	Aeolus Property Catastrophe Keystone PF Fund LP*	1/3/2017	78	78,450	121,731
	Total Private Investment Funds			4,248,854	1,529,710
	Short-Term Investments - 84.68%
	Money Market Funds - 84.68%
	Fidelity Investments Money Market Funds Government Portfolio - Institutional Class, 3.67%[2]		8,261,687	8,261,687	8,261,687
	Total Short-Term Investments			8,261,687	8,261,687
	Total Investments (Cost $12,510,541) - 100.36%				9,791,397
	Liabilities in excess of other assets - (0.36%)				(34,925)
	Net Assets - 100%				$9,756,472

*	Non-income producing security
[1]	Limited Partnerships and Private Investment Funds are restricted securities and deemed to be illiquid in nature as defined by the Securities and Exchange Commission.
[2]	The rate is the annualized seven-day effective yield at year end.

See accompanying notes to schedule of investments.

Agility Multi-Asset Income Fund

Schedule of Investments - Continued

As of December 31, 2025 (Unaudited)

Investment Funds by Strategy (as a percentage of net assets)
Investment Funds
Private Investment Funds
Fixed Income	14.43%
Reinsurance	1.25%
Total Private Investment Funds	15.68%
Short-Term Investments
Money Market Funds	84.68%
Total Investments	100.36%
Liabilities in excess of other assets	(0.36)%
Total Net Assets	100.00%

See accompanying notes to schedule of investments.

Agility Multi-Asset Income Fund

Notes to Schedule of Investments

December 31, 2025 (Unaudited)

Note 1 – Valuation of Investments

The Adviser, as the Fund’s valuation designee (the “Valuation Designee”) and subject to Board oversight, values the Fund’s investments in Investment Funds that prepare and publish a daily net asset value (“NAV”) per share (”Mutual Fund”) or that are publicly traded on an active exchange (together with Mutual Fund, “Mutual Funds and ETFs”) and its investments in securities that trade on active exchanges at fair value and its investments in private Investment Funds (“Private Investment Funds”) in accordance with procedures established in good faith by the Board using net asset value per share. The fair value of Mutual Funds is based on reported net asset value per share, and the fair value of ETFs and investments in securities is based on quoted market prices at the close of trading on the active exchanges on which the securities are traded on the reporting date. The fair value of a Private Investment Fund ordinarily will be the net asset value of that Private Investment Fund determined and reported by the Private Investment Fund in accordance with the valuation policies established by the Private Investment Fund and/or its investment manager, absent information indicating that such net asset value does not represent the fair value of the Private Investment Fund. The Valuation Designee could reasonably expect to receive the net asset value of its interests from the Private Investment Fund if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Valuation Designee believes to be reliable. In particular, FASB Topic 820, Fair Value Measurements permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value based on the net asset value per share (the “NAV”), or its equivalent, of the investment as a practical expedient, without further adjustment, unless it is probable that the investment would be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment that may impact its fair value are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investment and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment. A listing of each investment made by the Fund by strategy can be found in the tables within the Schedule of Investments.

Due to the nature of the investments held by the Private Investment Funds, changes in market conditions and the economic environment may significantly impact the value of the Private Investment Funds and the fair value of the Fund’s interests in the Private Investment Funds. Furthermore, changes to the liquidity provisions of the Private Investment Funds may significantly impact the fair value of the Fund’s interests in the Private Investment Funds. Under some circumstances, the Valuation Designee may determine, based on other information available to the Fund or the Valuation Designee, that a Private Investment Fund’s reported valuation does not represent fair value. If it is determined that the Private Investment Fund’s reported valuation does not represent fair value, the Valuation Designee may choose to make adjustments to reflect the fair value. During the fiscal year ended September 30, 2025, no such adjustments were deemed necessary by the Valuation Designee. In addition, the Valuation Designee may not have a Private Investment Fund’s reported valuation as of a particular fiscal period end. In such cases, the Valuation Designee would determine the fair value of such a Private Investment Fund based on any relevant information available at the time. The Board has also established procedures for the valuation of investment securities other than securities of Investment Funds, if any, held directly by the Fund.

Agility Multi-Asset Income Fund

Notes to Schedule of Investments - Continued

December 31, 2025 (Unaudited)

Note 2 – Fair Value Measurements and Disclosure

The Fund measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are:

●	Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.

●	Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.

●	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

Investments in Mutual Funds and ETFs, and investments in equity securities are included in Level 1 of the fair value hierarchy if an unadjusted price can be obtained from a reputable, independent third party pricing source as of the measurement date.

Investments in Private Investment Funds are measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s investments and other financial instruments as of December 31, 2025 is as follows:

Description	Total Fair Value at 12/31/2025	Level 1	Level 2	Level 3	Investments Valued at Net Asset Value
Assets
Private Investment Funds (1)	$1,529,710	$—	$—	$—	$1,529,710
Money Market Funds	8,261,687	8,261,687
Total Assets	$9,791,397	$8,261,687	$—	$—	$1,529,710

(1)	Assets valued using NAV as a practical expedient, an indicator of fair value, are listed in a separate column to permit reconciliation to totals in the Statement of Assets and Liabilities.

There were no Level 3 securities held during the year nor any transfers into or out of Level 3 of the fair value hierarchy.